Offerings - Offering: 1	Nov. 14, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, no par value per share
Amount Registered | shares	7,167,600
Maximum Aggregate Offering Price	$ 145,409,898.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 20,081.11
Offering Note	(a) This Registration Statement on Form S-4 covers the estimated maximum number of shares of common stock, no par value per share, of Heritage Financial Corporation ("Heritage," and such shares, the "Heritage common stock") to be issued upon the completion of the transactions contemplated by the Agreement and Plan of Merger, dated September 25, 2025, between Olympic Bancorp, Inc. ("Olympic") and Heritage (as may be amended, the "merger agreement" and such transactions contemplated thereby, the "merger"). The "Amount Registered" listed here is based upon the product of (x) the maximum number of shares of Class A voting common stock, no par value per share and Class B nonvoting common stock, no par value per share, of Olympic (together, the "Olympic capital stock") outstanding as of November 10, 2025 or issuable in connection with the merger, collectively equal to 159,280, multiplied by (y) the exchange ratio of 45.0 shares of Heritage common stock for each share of Olympic capital stock. In the event the number of shares of Heritage common stock required to be issued to consummate the merger described herein is increased after the date this Registration Statement on Form S-4 is declared effective, Heritage will register such additional shares in accordance with Rule 413 under the Securities Act of 1933, as amended (the "Securities Act"), by filing a registration statement pursuant to Rule 462(b) or Rule 429 under the Securities Act, as applicable, with respect to such additional shares. (b) The "Maximum Aggregate Offering Price" listed here is estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities, and calculated in accordance with Rule 457(f)(2) promulgated thereunder. The maximum aggregate offering price ($145,409,898) is the product of (i) the book value per share, as of November 10, 2025, of the Olympic capital stock ($912.92 per share), multiplied by (ii) the estimated maximum number of shares of Olympic capital stock that may be exchanged or converted in the merger for the securities being registered (159,280).